Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grant Policies and Practices
We do not currently grant equity incentive awards in the form of stock options, stock appreciation rights, or similar option-like instruments. As such, we do not currently have any policies or practices in place with respect to the timing of such awards in relation to the disclosure of material non-public
information.

Award Timing, How MNPI Considered	We do not currently grant equity incentive awards in the form of stock options, stock appreciation rights, or similar option-like instruments. As such, we do not currently have any policies or practices in place with respect to the timing of such awards in relation to the disclosure of material non-public
information.
MNPI Disclosure Timed for Compensation Value	false